Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000244332 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244332 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244332 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244332 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244332 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244332 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244332 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244332 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244332 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244332 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244332 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000244332 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244332 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244332 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000244332 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244332 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244332 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244332 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244332 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244332 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244332 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244332 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244333 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244333 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244333 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244333 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244333 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244333 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244333 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244333 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244333 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244333 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244333 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000244333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244333 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244333 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000244333 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244333 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244333 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244333 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244333 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244333 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244333 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244333 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244333 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244336 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244336 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244336 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244336 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244336 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244336 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244336 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | New York Times The Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244336 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000244336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000244336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244336 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000244336 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244336 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.80%